EFMT DEPOSITOR LLC ABS-15G

Exhibit 99.06 Schedule 5

Report Pulled:	11/25/2025
Loan Count:	534 / 1049

Fields Reviewed	Discrepancy Count	Percentage
Amortization Term in Months	24	4.49%
Appraised Value	25	2.38%
CLTV	56	10.47%
Debt Service Coverage Ratio	233	43.55%
First Payment Due Date	3	0.56%
Loan Purpose	11	2.06%
LTV	37	6.92%
Maturity Date	6	1.12%
Original Interest Rate	10	1.87%
Original Loan Amount	16	2.99%
Original Qualifying FICO Score	25	4.67%
Origination/Note Date	9	1.68%
Originator Back-End DTI	17	3.18%
Property Type	43	4.10%
Sales Price	4	0.38%
Subject State	3	0.29%
Subject Street Address	7	0.67%
Subject Zipcode	2	0.19%
The Original Principal and Interest Payment Amount	5	0.93%